NOTES PAYABLE (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Mar. 11, 2026	Mar. 10, 2026	Feb. 11, 2026	Feb. 06, 2026	Dec. 11, 2025	Oct. 17, 2025	Oct. 07, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Amortization of debt discount								$ 71,647		$ 37,480
Principal balance								252,736		127,937
Repaid principal balance								278,461		140,219
Unamortized debt discount								25,725		12,282
First Stripe Capital Loan [Member]
Debt Instrument [Line Items]
Loan amount							$ 123,400			127,937
Accrued fees							12,957
Total repayment amount							$ 136,357
Loan percentage							25.00%
Minimum payments							$ 15,151
Amortization of debt discount										12,957
Principal balance										0
Short term liability										112,157
Repaid principal balance										123,400
Accrued interest										12,957
Unamortized debt discount										0
Second Stripe Capital Loan [Member]
Debt Instrument [Line Items]
Loan amount				$ 23,300	$ 153,500
Accrued fees				3,378	14,736					2,454
Total repayment amount				$ 26,678	$ 168,236
Loan percentage				25.00%	25.00%
Minimum payments				$ 2,964	$ 18,693
Amortization of debt discount										2,454
Payments amount										25,563
Unamortized debt discount										12,282
Second Stripe Capital Loan One [Member]
Debt Instrument [Line Items]
Loan amount	$ 229,100
Accrued fees	27,492
Total repayment amount	$ 256,592
Loan percentage	22.00%
Minimum payments				$ 28,510
Stripe Capital Loans [Member]
Debt Instrument [Line Items]
Amortization of debt discount								17,427
On Deck Term Loan [Member]
Debt Instrument [Line Items]
Loan amount								186,013		229,979
Accrued fees						$ 63,780
Loan percentage						25.00%
Amortization of debt discount								10,633
Principal balance						$ 200,000
Debt instrument interest amount						$ 263,780
Debt Instrument, Payment Terms						The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments
Payments amount						$ 3,382		43,967		33,821
Short term liability								186,013		121,056
Debt Instrument, Increase, Accrued Interest								47,850		58,483
Unamortized debt discount										58,483
Repayment of debt						263,780
Long-Term Debt										$ 229,979
On Deck Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Accrued fees						$ 63,780
Loan percentage						31.90%
Pristine Capital Partners Cash Advance [Member]
Debt Instrument [Line Items]
Accrued fees			$ 51,900
Amortization of debt discount								9,570
Principal balance			100,000					118,575
Debt instrument interest amount			151,900
Payments amount			$ 1,075					33,325
Debt Instrument, Increase, Accrued Interest								42,330
Forward Financing Agreement [Member]
Debt Instrument [Line Items]
Accrued fees		$ 42,000
Amortization of debt discount								12,629
Principal balance		97,000						132,050
Debt instrument interest amount		139,000
Payments amount		$ 3,475						6,950
Debt Instrument, Increase, Accrued Interest								$ 29,467